As filed with the Securities and Exchange Commission on April 15, 2019

Securities Act Registration No. 333-41461

Investment Company Act Reg. No. 811-08529

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 75	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 78	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka, Esq. Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|X|	On April 17, 2019 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A for Monteagle Funds (the “Funds”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 71 (“PEA No. 71”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001162044-19-000052 on January 29, 2019 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.

This Post-Effective Amendment No. 75 relates solely to the Smart Diversification Fund, a series of the Monteagle Funds (“Trust”).

This Amendment does not affect the currently effective prospectuses and statements of additional information for the series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), as amended, the Registrant has duly caused this Post-Effective Amendment No. 75 under the 1933 Act and Post-Effective Amendment No. 78 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Abilene, State of Texas, on the 15th day of April, 2019.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	04/15/2019
Paul B. Ordonio		Date

/s/ Umberto Anastasi	Treasurer	04/15/2019
Umberto Anastasi		Date

/s/ Larry J. Anderson	Trustee	04/15/2019
Larry Joe Anderson*		Date

/s/ David J. Gruber	Trustee	04/15/2019
David J. Gruber*		Date

/s/ Jeffrey W. Wallace	Trustee	04/15/2019
Jeffrey W. Wallace*		Date

*By: /s/ Paul B. Ordonio		04/15/2019
Paul B. Ordonio, Attorney-in-Fact		Date